EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock Option Activity

	Year ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		average		Average		average
	Amount	exercise	Amount	exercise	Amount	exercise
	of options	price	of options	price	of options	price

Options outstanding at beginning of year	321,016	$6.28	168,500	$3.49	189,125	$3.45
Granted	-	$-	256,984	$6.91	3,000	$7.00
Exercised	(1,500)	$3.14	(88,468)	$3.14	(18,250)	$3.14
Forfeited	(47,532)	$3.48	(16,000)	$4.46	(5,375)	$5.30

Options outstanding at end of year	271,984	$6.81	321,016	$6.28	168,500	$3.49

Options exercisable at end of year	158,824	$6.81	56,532	$3.68	131,125	$3.45

Summary of Information by Exercise Price Range

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding at December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2012	Weighted average exercise price
		Years

3.14	6,000	1.15	$3.14	4,250	$3.14
4.80	10,000	3.67	$4.80	2,500	$4.80
5.71	6,000	0.52	$5.71	6,000	$5.71
7.00	249,984	3.08	$7.00	146,074	$7.00

	271,984	3.01	$6.81	158,824	$6.81